Business Combination - Scheduel of Reconciliation of Elements of Business Combination to Cash Flows And Mezzanine and Stockholders Equity (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Cash		$ 1,007	$ 1,007	$ 719
Net equity infusion from the Business Combination			704,841
Business Combination [Member]
Business Acquisition [Line Items]
Cash - Dragoneer trust and cash			449,441
Less: transaction costs and advisory fees			(11,141)
Net cash contibutions from Business Combination			763,300
Less: non-cash fair value of Public Warrants and Private Warrants			(58,459)
Net equity infusion from the Business Combination			704,841
Business Combination [Member] | Forward Purchase Agreement [Member]
Business Acquisition [Line Items]
Cash			175,000
Business Combination [Member] | PIPE Financing [Member]
Business Acquisition [Line Items]
Cash			$ 150,000